CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member] Redeemable Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class B Non-redeemable Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Oct. 11, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Oct. 11, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(4,244,366)	(4,244,366)
Ending balance at Dec. 31, 2020	$ 313	$ 791	9,243,265	(4,244,366)	5,000,003
Ending balance (in shares) at Dec. 31, 2020	3,127,723	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares		$ (41)	41
Forfeiture of Founder Shares (in shares)		(406,250)
Change in Class A ordinary shares subject to redemption	$ 28		2,858,802		2,858,830
Change in Class A ordinary shares subject to redemption (in shares)	285,883
Net income (loss)	$ 341	$ 750	12,102,108	(2,858,829)	(2,858,829)
Ending balance at Mar. 31, 2021				(7,103,195)	5,000,004
Ending balance (in shares) at Mar. 31, 2021	3,413,606	7,500,000
Beginning balance at Dec. 31, 2020	$ 313	$ 791	9,243,265	(4,244,366)	5,000,003
Beginning balance (in shares) at Dec. 31, 2020	3,127,723	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(983,798)
Ending balance at Jun. 30, 2021	$ 323	$ 750	10,227,096	(5,228,164)	5,000,005
Ending balance (in shares) at Jun. 30, 2021	3,226,103	7,500,000
Beginning balance at Mar. 31, 2021				(7,103,195)	5,000,004
Beginning balance (in shares) at Mar. 31, 2021	3,413,606	7,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Class A ordinary shares subject to redemption	$ (18)		(1,875,012)		(1,875,030)
Change in Class A ordinary shares subject to redemption (in shares)	(187,503)
Net income (loss)				1,875,031	1,875,031
Ending balance at Jun. 30, 2021	$ 323	$ 750	$ 10,227,096	$ (5,228,164)	$ 5,000,005
Ending balance (in shares) at Jun. 30, 2021	3,226,103	7,500,000